Debt - Debt balances (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Jun. 30, 2020
Debt, current:
Less: debt issuance costs	$ (949)	$ (71)	$ 0
Total	553,965	131,386	0
Debt, non-current:
Less debt issuance costs	0	(1,943)	$ (4,781)
Total		296,201
Convertible Notes
Debt, current:
Debt, current	208,411
Debt, non-current:
Debt, non-current		179,874
1.5 Lien Notes
Debt, current:
Debt, current	137,050
Debt, non-current:
Debt, non-current		118,270
1.25 Lien Notes
Debt, current:
Debt, current	77,212
First Lien Agreement
Debt, current:
Debt, current	125,468	125,468
Other note payable
Debt, current:
Debt, current	$ 6,773	$ 5,989